Nature of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions		12 Months Ended
	May 17, 2019	Dec. 31, 2022
Nature of Operations (Details) [Line Items]
Issuance of tokens has not allocated		$ 35,000
Issuance of tokens does not intend		$ 200,000
Additional tokens percentage		20.00%
Tokens reserved does not exceed		$ 35,000
Percentage of number of tokens sold		50.00%
Amount of maximum tokens		$ 100,000
Company held tokens		$ 67,500
Discount on the payment percentage		10.00%
Accumulated deficit		$ 36,568
Company incurred an operating loss		14,701
Negative cash flow from operating activities		22,305
Working capital		$ 27,200
INX Token [Member]
Nature of Operations (Details) [Line Items]
Number of tokens (in Shares)		130
Price per token (in Dollars per share)		$ 0.9
Receive pro rata distribution	40.00%